Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 3,228,327	$ 494,763	¥ 3,306,205
Less: Accumulated depreciation	(1,860,149)	(285,080)	(1,632,225)
Construction in progress	25,289	3,875	80,387
Property, plant and equipment, net	1,393,467	213,558	1,754,367
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,343,061	359,090	2,436,926
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	90,220	588,685
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	141,065	21,619	129,010
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	135,759	20,806	132,693
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 19,757	$ 3,028	¥ 18,891